Risk and sensitivity analysis	12 Months Ended
Dec. 31, 2022
Risk and sensitivity analysis
Risk and sensitivity analysis

C6     Risk and sensitivity analysis

Group overview

The Group’s risk framework and the management of risks attaching to the Group’s consolidated financial statements including financial assets, financial liabilities and insurance liabilities, together with the inter-relationship with the management of capital, have been included in the audited sections of the Risk review report.

The financial and insurance assets and liabilities on the Group’s statement of financial position are, to varying degrees, subject to market and insurance risk and other changes of experience assumptions that may have a material effect on IFRS basis profit or loss and shareholders’ equity. The market and insurance risks and also ESG-related risks, including how they affect Group’s operations and how these are managed are discussed in the Risk review report referred to above. The ESG-related risks discussed in the Risk review report include in particular the potential long-term impact of environmental risks associated with climate change (including physical and transition risks) on the Group’s investments and liabilities. During 2022, the Group continued developing its scenario testing approach for climate change and applied three commonly used scenarios of plausible global responses to climate change to identify risks over the short, medium and long term. Each scenario is translated into potential sensitivities to economic factors, using third party calibrated inputs, which have then been applied during the year to the Group’s starting assets and liabilities to quantify possible future impacts thereon. Though the Group remains exposed to financial impact from plausible global responses addressing climate change, the results for each scenario are not outside observed market volatility experienced and therefore do not indicate the need for explicit allowance for climate change within the current valuations. In addition, given the nature of the business, the impact of climate change does not directly alter the Group’s assumptions for claims and lapses for its insurance business based on the annual review of experience. If experience or exposure changes, for example due to a step change in long-term morbidity and/or mortality expectations in a particular region due to climate events, the financial impacts from climate-related risks on our insurance liabilities could be more significant and would be allowed for as part of the regular review.

The most significant market and credit risks that the IFRS shareholders’ profit or loss and shareholders’ equity for the Group’s life assurance business are sensitive to, are shown in the following tables. The distinction between direct and indirect exposure is not intended to indicate the relative size of the sensitivity. In addition, insurance businesses are sensitive to mortality and/or morbidity risk as well as persistency risk depending on the products sold.

Type of business	Market and credit risk
With-profits business	Net neutral direct exposure (indirect exposure to investment performance, which is subject to smoothing through declared bonuses)
Unit-linked business	Net neutral direct exposure (indirect exposure to investment performance, through asset management fees)
Non-participating business

Asset/liability mismatch risk which results in sensitivity to interest rates and credit spreads, particularly for operations where the insurance liability basis is sensitive to current market movements

Profit and shareholders’ equity are also sensitive to the impact of current market movements on assets held in excess of non-participating policyholder liabilities

Indirect exposure to investment performance through policyholder charges and guarantees in some cases

Sensitivity analyses of IFRS shareholders’ equity to key market and other risks for the insurance operations are provided in section C6.1 below. The sensitivity analyses provided show the effect on shareholders’ equity to changes in the relevant risk variables, all of which are considered to be reasonably possible at the relevant balance sheet date.

The sensitivity of the Group’s Eastspring and central operations to market risks is discussed in section C6.2.

The Group benefits from diversification benefits achieved through the geographical spread of the Group’s operations and, within those operations, through a broad mix of product types. These benefits are not reflected in the simplified sensitivities below.

Relevant correlation factors include:

–Correlation across geographic regions for both financial and non-financial risk factors; and

–Correlation across risk factors for mortality and morbidity, expenses, persistency and other risks.

The geographical diversity of the Group’s business means that it has some exposure to the risk of foreign exchange rate fluctuations. The Group has no exposure to currency fluctuation from business units that operate in USD, or currencies pegged to the USD (such as HKD), and reduced exposure to currencies partially managed to the USD within a basket of currencies (such as SGD). Sensitivities to exchange rate movements in the Group’s key markets are therefore expected to be limited.

C6.1    Insurance operations

(a)   Sensitivity to key market risks

The table below shows the sensitivity of shareholders' equity as at 31 December 2022 and 2021 for insurance operations to the following market risks:

–	1 per cent increase and 0.5 per cent decrease in interest rates (based on local government bond yields at the valuation date) in isolation and subject to a floor of zero; and
–	Instantaneous 10 per cent rise and 20 per cent fall in the market value of equity and property assets. The equity risk sensitivity analysis assumes that all equity indices fall by the same percentage.

The sensitivities below only allow for limited management actions such as changes to policyholder bonuses, where applicable. If the economic conditions set out in the sensitivities persisted, the financial impacts may differ to the instantaneous impacts shown below. Given the continuous risk management processes in place, management could take additional actions to help mitigate the impact of these stresses, including (but not limited to) rebalancing investment portfolios, increased use of reinsurance, repricing of in-force benefits, changes to new business pricing and the mix of new business being sold.

Where liabilities are valued using historic average rates for a short period (ie up to three years), the valuation interest rates are adjusted to assume a parallel increase or decrease in the interest rates used in the averaging approach to reflect the impact that could be seen in the near term. Credit risk sensitivities, such as the impact on the value of debt securities and policyholder liabilities from movements in credit spreads are not presented below. A one-letter credit downgrade in isolation (ie ignoring any consequential change in valuation) would not have a material impact on IFRS profit or shareholders’ equity.

Net effect on shareholders' equity from insurance operations	31 Dec 2022 $m	31 Dec 2021 $m
Shareholders' equity of insurance operations	14,407	14,289
Sensitivity to key market risks:note
Interest rates and consequential effects – 1% increase	(386)	(796)
Interest rates and consequential effects – 0.5% decrease	(122)	137
Equity/property market values – 10% rise	190	372
Equity/property market values – 20% fall	(729)	(787)

Note

The effect from the changes in interest rates or equity and property prices above, if they arose, would impact profit after tax for the insurance operations and would mostly be recorded within short-term fluctuations in investment returns. The impact on profit after tax would be the same as the net effect on shareholders’ equity. Changes to the results of the Africa insurance operations from interest rate or equity rate changes would not materially impact the Group.

The degree of sensitivity of the results of the non-linked shareholder-backed business of the insurance operations to movements in interest rates depends upon the degree to which the liabilities under the ‘grandfathered’ IFRS 4 measurement basis reflects market interest rates from period to period. This varies by business unit.

For example:

–	Taiwan and India businesses apply US GAAP, for which the results can be more sensitive as the effect of interest rate movements on the backing investments may not be offset by liability movements; and
–	The level of options and guarantees in the products written in a particular business unit will affect the degree of sensitivity to interest rate movements.

The sensitivity of the insurance operations presented as a whole at a given point in time will also be affected by a change in the relative size of the individual businesses.

The ‘increase of 1%’ sensitivities reflect that, for many operations the impact of interest rate movements on the value of government and corporate bond investments dominates, namely bonds are expected to decrease in value as interest rates increase to a greater extent than the offsetting decrease in liabilities from a corresponding change in discount rates. This arises because the discount rate in some operations does not fluctuate in line with interest rate movements. Under a 0.5% decrease interest rate scenario although in the majority of operations asset gains exceed the increase in liabilities, there are a number of operations where the increase in liabilities dominates, driven by an increase in the value of policyholder guarantees, hence this results in an overall small negative impact of an instantaneous decrease of rates at 31 December 2022.

Movements in equities backing with-profits and unit-linked business have been excluded from the equity and property sensitivities as they are generally matched by an equal movement in insurance liabilities (including unallocated surplus of with-profits funds). The impact on changes to future profitability as a result of changes to the asset values within unit-linked or with-profits funds have not been included in the instantaneous sensitivity above. The estimated sensitivities shown above include equity and property investments held by the Group’s joint venture and associate businesses. Generally, changes in equity and property investment values held outside unit-linked and with-profits funds are not directly offset by movements in non-linked policyholder liabilities. For Hong Kong’s non-participating business, liabilities largely reflect asset shares post the adoption of HK RBC and therefore the consequential movements in equities are offset by movements in policyholder liabilities.

(b)Sensitivity to insurance risk

For insurance operations, adverse persistency experience can impact the IFRS profitability of certain types of business written. This risk is managed at a business unit level through regular monitoring of experience and the implementation of management actions as necessary.

These actions could include product enhancements, increased management focus on premium collection, as well as other customer retention efforts. The potential financial impact of lapses is often mitigated through the specific features of the products, eg surrender charges, or through the availability of premium holiday or partial withdrawal policy features. The reserving basis, as discussed in note A3.1(a) and C3.4, is generally such that a change in lapse assumptions has an immaterial effect on immediate profitability.

Many of the business units are exposed to mortality and morbidity risk and a provision is made within policyholder liabilities to cover the potential exposure. If all these assumptions were strengthened by 5 per cent then it is estimated that profit after tax and shareholders’ equity would decrease by approximately $(101) million (2021: $(108) million), before consideration of other reserving adjustments eg a corresponding release of margin for prudence. Weakening these assumptions by 5 per cent would have a similar opposite impact.

C6.2 Eastspring and central operations

The profit for the year of Eastspring is sensitive to the level of assets under management, as this significantly affects the value of management fees earned by the business in the current and future periods. Assets under management will rise and fall as market conditions change, with a consequential impact on profitability.

Eastspring holds a small amount of investments direct on its balance sheet, including investments in respect of seeding capital into retail funds it sells to third parties (see note C1). Eastspring’s profit will therefore have some exposure to the market movements of these investments.

At 31 December 2022, the Group’s central operations held a 9.2 per cent (31 December 2021: 18.4 per cent) economic interest in the equity securities of Jackson. These equity securities are listed on the New York Stock Exchange and classified as available-for-sale with a fair value of $266 million at 31 December 2022 (31 December 2021: $683 million). If the value of these securities decreased by 20 per cent, the change in valuation would be $(53) million (31 December 2021: $(137) million), which would reduce shareholders’ equity by this amount before tax, all of which would pass through other comprehensive income outside of the profit or loss.